TRADE AND OTHER PAYABLES (Tables)	6 Months Ended
Jun. 30, 2026
Trade and other payables [abstract]
Summary of Trade and Other Payables

	As of June 30, 2026	As of December 31, 2025
Non-current
Accrued bonuses related to acquisition (Note 5)	—	1,120

Current
Trade payables (1)	2,187	3,015
Accruals (2)	8,473	8,573
Accrued restructuring costs (3)	2,189	—
Indirect taxes	1,426	1,658
Other payables (4)	366	231
Total	14,641	13,477
(1) Trade payables balance is unsecured, interest-free and settled within 60 days from incurrence.
(2) Included in accruals is $7,677 (2025: $6,778) which satisfies the definition of financial liabilities under IAS 32 – Financial Instruments: Presentation, which is comprised of accrued partnership costs, accrued bonuses related to acquisition and other unbilled operational expenses.
(3) Accrued restructuring costs relate to severance costs and associated legal fees arising from the Company's strategic restructure to reduce its workforce, which includes $255 of accrued legal fees and $1,934 of accrued severance costs. The accrued severance costs included in the accrued restructuring costs fall within the scope of IAS 19 – Employee Benefits.
(4) Included in other payables is $314 (2025: $109) which satisfies the definition of financial liabilities under IAS 32 – Financial Instruments: Presentation.